Annual Total Returns - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Limited Term Municipal Income Fund - Class A
Bar Chart Table:
Annual Return 2013	(0.11%)
Annual Return 2014	1.87%
Annual Return 2015	0.76%
Annual Return 2016	(0.68%)
Annual Return 2017	2.00%
Annual Return 2018	0.93%
Annual Return 2019	3.83%
Annual Return 2020	3.04%
Annual Return 2021	0.07%
Annual Return 2022	(4.82%)